UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21775

Oppenheimer International Diversified Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: April 30

Date of reporting period: 10/31/2018

Item 1. Reports to Stockholders.

Semiannual Report	10/31/2018

An Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it has entered into an agreement whereby Invesco Ltd., a global investment management company, will acquire OppenheimerFunds, Inc. As of the date of this report, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 10/31/18

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	MSCI All Country World ex USA Index
6-Month	-11.64%	-16.72%	-11.32%
1-Year	-8.57	-13.83	-8.24
5-Year	3.13	1.91	1.63
10-Year	9.95	9.30	6.92

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

3      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Fund Performance Discussion

The Fund’s Class A shares (without sales charge) produced a total return of -11.64% during the six-month reporting period. The Fund underperformed its benchmark, the MSCI All Country World ex USA Index, which produced a return of -11.32% during the same period.

MARKET OVERVIEW

Markets were volatile during the reporting period, which was largely dominated by the focus on U.S. tariff and trade policy that began in late June. To that were added fears over a potential slowdown in China, emerging political uncertainty in Eurozone countries, and the dawning realization that interest rates are really, finally going to rise. In this atmosphere, investors focused on very short-term news flow and reacted to it sharply and – in markets outside of the U.S. – negatively.

In managing our underlying portfolios, we remain focused on company fundamentals and on businesses that can continue to grow under more challenging macro conditions. While the list of geopolitical concerns, such as protectionist trade policies and heightened tensions with China, has consumed the media headlines, we continue to find opportunities in individual companies from a bottom up perspective.

FUND REVIEW

The Fund’s portfolio consists of four Oppenheimer mutual funds: Oppenheimer International Growth Fund, Oppenheimer Developing Markets Fund, Oppenheimer International Small-Mid Company Fund, and Oppenheimer International Equity

Fund. Over the volatile six-month reporting period, the four underlying funds produced negative absolute results. Of the Fund’s four underlying funds, Oppenheimer International Small-Mid Company Fund has been the biggest driver of outperformance while Oppenheimer Developing Markets Fund and Oppenheimer International Growth Fund have been the biggest laggards. The Fund’s exposure to developing markets is larger than the emerging markets portion of the benchmark. In a reporting period where developing market equities underperformed, the Fund’s overweight to them was a source of relative underperformance versus the benchmark. Within Oppenheimer International Growth Fund, automobile component suppliers that we own were hit very hard by negative sentiment. In our opinion, they are at very attractive valuations, as their earnings are likely to make clear over the coming year. Oppenheimer International Small-Mid Company Fund holds companies that are mostly perceived as outside of the threat of tariff wars, and so it performed well compared to the benchmark during the reporting period.

STRATEGY & OUTLOOK

International equities have remained volatile this year, partially driven by continued trade

4      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

war concerns. Despite this recent weakness, we continue to believe in the long-term diversification benefits of broad exposure to international equities. Furthermore, international equities are currently trading at significant discounts to both historical levels and U.S. equities. While we do not know when international equities will regain market leadership, we feel this may be a compelling entry opportunity in addition to the “evergreen” benefits of international diversification.

The Fund continues to focus on companies that may benefit from powerful long-term structural growth tailwinds. That focus has tilted the portfolio overweight to areas such as Information Technology and Consumer Discretionary and underweight more commoditized areas such as Energy. The Fund’s target allocation remains evenly split among its four underlying funds.

George R. Evans, CFA Portfolio Manager

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Top Holdings and Allocations

TOP HOLDINGS
Oppenheimer International Equity Fund, Cl. I	25.3%
Oppenheimer Developing Markets Fund, Cl. I	25.1
Oppenheimer International Small- Mid Co. Fund, Cl. I	24.9
Oppenheimer International Growth Fund, Cl. I	24.6

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2018, and are based on net assets.

For more current Fund holdings, please visit oppenheimerfunds.com.

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Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 10/31/18
	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OIDAX)	9/27/05	-11.64%	-8.57%	3.13%	9.95%
Class C (OIDCX)	9/27/05	-11.94	-9.26	2.37	9.12
Class I (OIDIX)	8/28/12	-11.48	-8.24	3.58	7.79	*
Class R (OIDNX)	9/27/05	-11.68	-8.77	2.88	9.65
Class Y (OIDYX)	9/27/05	-11.48	-8.33	3.39	10.26

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 10/31/18
	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OIDAX)	9/27/05	-16.72%	-13.83%	1.91%	9.30%
Class C (OIDCX)	9/27/05	-12.82	-10.17	2.37	9.12
Class I (OIDIX)	8/28/12	-11.48	-8.24	3.58	7.79	*
Class R (OIDNX)	9/27/05	-11.68	-8.77	2.88	9.65
Class Y (OIDYX)	9/27/05	-11.48	-8.33	3.39	10.26

*Shows performance since inception.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75% and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class I, Class R and Class Y shares. Returns for periods of less than one year are cumulative and not annualized. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

The Fund’s performance is compared to the performance of the MSCI All Country World ex USA Index. The MSCI All Country World ex-U.S. Index is designed to measure the equity market performance of developed and emerging markets and excludes the U.S. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

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The views in the Fund Performance Discussion represent the opinions of this Fund’s portfolio manager(s) and are not intended as investment advice or to predict or depict the performance of any investment. These views are as of the close of business on October 31, 2018, and are subject to change based on subsequent developments. The Fund’s portfolio and strategies are subject to change.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

8      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2018.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended October 31, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Actual	Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During 6 Months Ended October 31, 2018
Class A	$1,000.00	$883.60	$2.14
Class C	1,000.00	880.60	5.71
Class I	1,000.00	885.20	0.19
Class R	1,000.00	883.20	3.33
Class Y	1,000.00	885.20	0.76

Hypothetical (5% return before expenses)
Class A	1,000.00	1,022.94	2.30
Class C	1,000.00	1,019.16	6.13
Class I	1,000.00	1,025.00	0.20
Class R	1,000.00	1,021.68	3.57
Class Y	1,000.00	1,024.40	0.82

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended October 31, 2018 are as follows:

Class	Expense Ratios
Class A	0.45%
Class C	1.20
Class I	0.04
Class R	0.70
Class Y	0.16

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

10      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

	Shares	Value
Investment Companies—99.9%[1]
Foreign Equity Funds—99.9%
Oppenheimer Developing Markets Fund, Cl. I	29,432,839	$1,095,490,265
Oppenheimer International Equity Fund, Cl. I	56,998,470	1,101,210,431
Oppenheimer International Growth Fund, Cl. I	28,702,013	1,069,436,987
Oppenheimer International Small-Mid Co. Fund, Cl. I	22,108,439	1,084,640,026
Total Investments, at Value (Cost $3,784,548,477)	99.9%	4,350,777,709
Net Other Assets (Liabilities)	0.1	5,931,412

Net Assets	100.0%	$4,356,709,121

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	April 30, 2018	Additions	Reductions	October 31, 2018
Investment Companies
Oppenheimer Developing Markets Fund, Cl. I	26,045,892	3,812,316	425,369	29,432,839
Oppenheimer International Equity Fund, Cl. I	51,336,779	6,490,133	828,442	56,998,470
Oppenheimer International Growth Fund, Cl. I	25,779,597	3,344,784	422,368	28,702,013
Oppenheimer International Small-Mid Co. Fund, Cl. I	22,130,797	2,147,734	2,170,092	22,108,439

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Companies
Oppenheimer Developing Markets Fund, Cl. I	$1,095,490,265	$—	$(2,633,870)	$(179,836,454)
Oppenheimer International Equity Fund, Cl. I	1,101,210,431	—	(2,412,405)	(149,600,111)
Oppenheimer International Growth Fund, Cl. I	1,069,436,987	—	(2,338,917)	(178,371,611)
Oppenheimer International Small-Mid Co. Fund, Cl. I	1,084,640,026	—	(686,609)	(41,605,243)

Total	$4,350,777,709	$—	$(8,071,801)	$(549,413,419)

See accompanying Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES October 31, 2018 Unaudited

Assets
Investments, at value—see accompanying statement of investments—affiliated companies (cost $3,784,548,477)	4,350,777,709
Cash	9,027,822
Receivables and other assets:
Shares of beneficial interest sold	8,269,055
Expense waivers/reimbursements due from manager	20,450
Other	192,865
Total assets	4,368,287,901
Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	6,426,601
Investments purchased	4,589,183
Distribution and service plan fees	387,540
Trustees’ compensation	154,559
Shareholder communications	2,359
Other	18,538
Total liabilities	11,578,780
Net Assets	$4,356,709,121

Composition of Net Assets
Par value of shares of beneficial interest	$265,980
Additional paid-in capital	3,851,220,118
Total distributable earnings	505,223,023
Net Assets	$4,356,709,121

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Net Asset Value Per Share

Class A Shares:

Net asset value and redemption price per share (based on net assets of $1,164,310,862 and 71,332,264 shares of beneficial interest outstanding)	$16.32
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$17.32

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $406,492,700 and 25,759,728 shares of beneficial interest outstanding)	$15.78

Class I Shares:

Net asset value, redemption price and offering price per share (based on net assets of $555,438,871 and 33,491,577 shares of beneficial interest outstanding)	$16.58

Class R Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $188,558,436 and 11,714,569 shares of beneficial interest outstanding)	$16.10

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $2,041,908,252 and 123,682,273 shares of beneficial interest outstanding)	$16.51

See accompanying Notes to Financial Statements.

13      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT

OF OPERATIONS For the Six Months Ended October 31, 2018 Unaudited

Investment Income
Interest	$5,921
Expenses
Distribution and service plan fees:
Class A	1,660,445
Class B1	713
Class C	2,339,393
Class R	528,787
Transfer and shareholder servicing agent fees:
Class A	1,312,253
Class B1	143
Class C	456,779
Class I	78,586
Class R	206,925
Class Y	2,079,937
Shareholder communications:
Class A	9,404
Class C	2,387
Class I	1,340
Class R	808
Class Y	8,315
Trustees’ compensation	32,351
Custodian fees and expenses	19,886
Other	81,630
Total expenses	8,820,082
Less waivers and reimbursements of expenses	(442,161)
Net expenses	8,377,921
Net Investment Loss	(8,372,000)
Realized and Unrealized Loss
Net realized loss on investment transactions in affiliated companies	(8,071,801)
Net change in unrealized appreciation/(depreciation) on investment transactions in affiliated companies	(549,413,419)
Net Decrease in Net Assets Resulting from Operations	$(565,857,220)

1. Effective June 1, 2018, all Class B shares converted to Class A shares.

See accompanying Notes to Financial Statements.

14      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018[1]
Operations
Net investment income (loss)	$(8,372,000)	$19,142,064
Net realized gain (loss)	(8,071,801)	329,004,205
Net change in unrealized appreciation/(depreciation)	(549,413,419)	200,939,111
Net increase (decrease) in net assets resulting from operations	(565,857,220)	549,085,380

Dividends and/or Distributions to Shareholders
Dividends and distributions declared:
Class A	—	(5,135,877)
Class B2	—	—
Class C	—	—
Class I	—	(2,869,506)
Class R	—	(389,417)
Class Y	—	(10,342,028)
Total dividends and distributions declared	—	(18,736,828)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(86,385,131)	(95,964,860)
Class B2	(1,525,600)	(10,796,570)
Class C	(17,441,831)	20,405,244
Class I	161,911,179	221,744,042
Class R	(1,923,605)	3,289,896
Class Y	334,524,542	952,915,505
Total beneficial interest transactions	389,159,554	1,091,593,257

Net Assets
Total increase (decrease)	(176,697,666)	1,621,941,809
Beginning of period	4,533,406,787	2,911,464,978
End of period	$4,356,709,121	$4,533,406,787

1. Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 2–New Accounting Pronouncements for further details.

2. Effective June 1, 2018, all Class B shares converted to Class A shares.

See accompanying Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class A	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 29, 2016[1]	Year Ended April 30, 2015	Year Ended April 30, 2014
Per Share Operating Data
Net asset value, beginning of period	$18.47	$15.75	$14.01	$14.96	$14.73	$13.11
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.04)	0.08	0.10	0.07	0.10	0.09
Net realized and unrealized gain (loss)	(2.11)	2.71	1.70	(0.89)	0.22	1.65
Total from investment operations	(2.15)	2.79	1.80	(0.82)	0.32	1.74
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.07)	(0.06)	(0.13)	(0.09)	(0.12)
Net asset value, end of period	$16.32	$18.47	$15.75	$14.01	$14.96	$14.73

Total Return, at Net Asset Value[3]	(11.64)%	17.73%	12.89%	(5.45)%	2.21%	13.23%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,164,311	$1,406,336	$1,302,414	$1,343,636	$1,527,713	$1,677,504
Average net assets (in thousands)	$1,333,670	$1,304,302	$1,259,992	$1,398,744	$1,581,956	$1,511,242
Ratios to average net assets:[4]
Net investment income (loss)	(0.45)%	0.48%[5]	0.72%[5]	0.52%[5]	0.70%[5]	0.66%[5]
Expenses excluding specific expenses listed below	0.45%	0.48%[5]	0.62%[5]	0.65%[5]	0.65%[5]	0.68%[5]
Interest and fees from borrowings	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%
Total expenses[7]	0.45%	0.48%[5]	0.62%[5]	0.65%[5]	0.65%[5]	0.68%[5]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.45%	0.47%[5]	0.62%[5,8]	0.65%[5]	0.65%[5]	0.68%[5,8]
Portfolio turnover rate	4%	30%	16%	3%	7%	18%

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1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master fund.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended October 31, 2018	1.28%
Year Ended April 30, 2018	1.31%
Year Ended April 30, 2017	1.32%
Year Ended April 29, 2016	1.26%
Year Ended April 30, 2015	1.26%
Year Ended April 30, 2014	1.31%

8. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

17      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 29, 2016[1]	Year Ended April 30, 2015	Year Ended April 30, 2014
Per Share Operating Data
Net asset value, beginning of period	$17.92	$15.34	$13.69	$14.62	$14.41	$12.85
Income (loss) from investment operations:
Net investment loss[2]	(0.11)	(0.05)	(0.01)	(0.03)	(0.00)[3]	(0.02)
Net realized and unrealized gain (loss)	(2.03)	2.63	1.66	(0.87)	0.21	1.61
Total from investment operations	(2.14)	2.58	1.65	(0.90)	0.21	1.59
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00	0.00	(0.03)	0.00	(0.03)
Net asset value, end of period	$15.78	$17.92	$15.34	$13.69	$14.62	$14.41

Total Return, at Net Asset Value[4]	(11.94)%	16.82%	12.05%	(6.19)%	1.46%	12.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$406,493	$480,204	$394,497	$428,917	$500,310	$516,602
Average net assets (in thousands)	$464,257	$442,250	$398,087	$454,130	$501,925	$462,164
Ratios to average net assets:[5]
Net investment loss	(1.20)%	(0.27)%[6]	(0.04)%[6]	(0.24)%[6]	(0.02)%[6]	(0.09)%[6]
Expenses excluding specific expenses listed below	1.20%	1.23%[6]	1.37%[6]	1.40%[6]	1.40%[6]	1.42%[6]
Interest and fees from borrowings	0.00%	0.00%	0.00%[7]	0.00%[7]	0.00%	0.00%
Total expenses[8]	1.20%	1.23%[6]	1.37%[6]	1.40%[6]	1.40%[6]	1.42%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.20%	1.22%[6]	1.37%[6,9]	1.40%[6]	1.40%[6]	1.42%[6,9]
Portfolio turnover rate	4%	30%	16%	3%	7%	18%

18      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Includes the Fund’s share of the allocated expenses and/or net investment income from the master fund.

7. Less than 0.005%.

8. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended October 31, 2018	2.03%
Year Ended April 30, 2018	2.06%
Year Ended April 30, 2017	2.07%
Year Ended April 29, 2016	2.01%
Year Ended April 30, 2015	2.01%
Year Ended April 30, 2014	2.05%

9. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

19      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS Continued

Class I	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 29, 2016[1]	Year Ended April 30, 2015	Year Ended April 30, 2014
Per Share Operating Data
Net asset value, beginning of period	$18.73	$15.96	$14.20	$15.17	$14.94	$13.24
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.00)[3]	0.16	0.17	0.14	0.17	0.14
Net realized and unrealized gain (loss)	(2.15)	2.75	1.71	(0.91)	0.22	1.74
Total from investment operations	(2.15)	2.91	1.88	(0.77)	0.39	1.88
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.14)	(0.12)	(0.20)	(0.16)	(0.18)
Net asset value, end of period	$16.58	$18.73	$15.96	$14.20	$15.17	$14.94

Total Return, at Net Asset Value[4]	(11.48)%	18.28%	13.39%	(5.07)%	2.68%	14.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$555,439	$461,321	$197,537	$124,159	$90,659	$77,012
Average net assets (in thousands)	$520,380	$332,157	$148,912	$105,658	$82,045	$43,239
Ratios to average net assets:[5]
Net investment income (loss)	(0.04)%	0.90%[6]	1.15%[6]	0.99%[6]	1.16%[6]	1.03%[6]
Expenses excluding specific expenses listed below	0.04%	0.05%[6]	0.18%[6]	0.21%[6]	0.21%[6]	0.21%[6]
Interest and fees from borrowings	0.00%	0.00%	0.00%[7]	0.00%[7]	0.00%	0.00%
Total expenses[8]	0.04%	0.05%[6]	0.18%[6]	0.21%[6]	0.21%[6]	0.21%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.04%	0.05%[6]	0.18%[6,9]	0.21%[6]	0.21%[6]	0.21%[6,9]
Portfolio turnover rate	4%	30%	16%	3%	7%	18%

20      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Includes the Fund’s share of the allocated expenses and/or net investment income from the master fund.

7. Less than 0.005%.

8. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended October 31, 2018	0.87%
Year Ended April 30, 2018	0.88%
Year Ended April 30, 2017	0.88%
Year Ended April 29, 2016	0.82%
Year Ended April 30, 2015	0.82%
Year Ended April 30, 2014	0.84%

9. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

21      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS Continued

Class R	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 29, 2016[1]	Year Ended April 30, 2015	Year Ended April 30, 2014
Per Share Operating Data
Net asset value, beginning of period	$18.23	$15.56	$13.84	$14.78	$14.56	$12.97
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.06)	0.04	0.07	0.04	0.07	0.05
Net realized and unrealized gain (loss)	(2.07)	2.66	1.68	(0.89)	0.21	1.62
Total from investment operations	(2.13)	2.70	1.75	(0.85)	0.28	1.67
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.03)	(0.03)	(0.09)	(0.06)	(0.08)
Net asset value, end of period	$16.10	$18.23	$15.56	$13.84	$14.78	$14.56

Total Return, at Net Asset Value[3]	(11.68)%	17.38%	12.64%	(5.73)%	1.96%	12.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$188,558	$215,588	$180,808	$165,915	$175,025	$206,864
Average net assets (in thousands)	$210,307	$205,954	$167,052	$162,876	$201,690	$166,750
Ratios to average net assets:[4]
Net investment income (loss)	(0.70)%	0.23%[5]	0.47%[5]	0.26%[5]	0.49%[5]	0.38%[5]
Expenses excluding specific expenses listed below	0.70%	0.73%[5]	0.87%[5]	0.90%[5]	0.90%[5]	0.94%[5]
Interest and fees from borrowings	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%
Total expenses[7]	0.70%	0.73%[5]	0.87%[5]	0.90%[5]	0.90%[5]	0.94%[5]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.70%	0.72%[5]	0.87%[5,8]	0.90%[5]	0.90%[5]	0.94%[5,8]
Portfolio turnover rate	4%	30%	16%	3%	7%	18%

22      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master fund.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended October 31, 2018	1.53%
Year Ended April 30, 2018	1.56%
Year Ended April 30, 2017	1.57%
Year Ended April 29, 2016	1.51%
Year Ended April 30, 2015	1.51%
Year Ended April 30, 2014	1.57%

8. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

23      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 29, 2016[1]	Year Ended April 30, 2015	Year Ended April 30, 2014
Per Share Operating Data
Net asset value, beginning of period	$18.65	$15.91	$14.16	$15.13	$14.89	$13.25
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.01)	0.13	0.15	0.11	0.15	0.13
Net realized and unrealized gain (loss)	(2.13)	2.73	1.70	(0.91)	0.22	1.66
Total from investment operations	(2.14)	2.86	1.85	(0.80)	0.37	1.79
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.12)	(0.10)	(0.17)	(0.13)	(0.15)
Net asset value, end of period	$16.51	$18.65	$15.91	$14.16	$15.13	$14.89

Total Return, at Net Asset Value[3]	(11.48)%	18.00%	13.16%	(5.27)%	2.56%	13.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,041,908	$1,968,444	$825,180	$542,294	$537,066	$474,620
Average net assets (in thousands)	$2,117,091	$1,471,860	$637,414	$513,532	$520,362	$385,307
Ratios to average net assets:[4]
Net investment income (loss)	(0.16)%	0.73%[5]	1.00%[5]	0.77%[5]	1.00%[5]	0.95%[5]
Expenses excluding specific expenses listed below	0.20%	0.23%[5]	0.37%[5]	0.40%[5]	0.40%[5]	0.42%[5]
Interest and fees from borrowings	0.00%	0.00%	0.00%[6]	0.00%[6]	0.00%	0.00%
Total expenses[7]	0.20%	0.23%[5]	0.37%[5]	0.40%[5]	0.40%[5]	0.42%[5]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.16%	0.22%[5]	0.37%[5,8]	0.40%[5]	0.40%[5]	0.42%[5,8]
Portfolio turnover rate	4%	30%	16%	3%	7%	18%

24      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master fund.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended October 31, 2018	1.03%
Year Ended April 30, 2018	1.06%
Year Ended April 30, 2017	1.07%
Year Ended April 29, 2016	1.01%
Year Ended April 30, 2015	1.01%
Year Ended April 30, 2014	1.05%

8. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

25      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS October 31, 2018 Unaudited

1. Organization

Oppenheimer International Diversified Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class I, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares were permitted. Reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds were permitted through May 31, 2018. Effective June 1, 2018 (the “Conversion Date”), all Class B shares converted to Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and R shares have, and Class B shares had, separate distribution and/or service plans under which they pay, and Class B shares paid, fees. Class I and Class Y shares do not pay such fees. Previously issued Class B shares automatically converted to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

26      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

2. Significant Accounting Policies (Continued)

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended April 30, 2018, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

27      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

During the fiscal year ended April 30, 2018, the Fund utilized $261,874,913 of capital loss carryforwards to offset capital gains realized in that fiscal year. Capital losses with will be carried forward to future years if not offset by gains.

At period end, it is estimated that the capital loss carryforwards would be $8,071,801. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$3,863,944,147

Gross unrealized appreciation	$486,833,562
Gross unrealized depreciation	—
Net unrealized appreciation	$486,833,562

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements. In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08. This provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Manager is evaluating the impacts of these changes on the financial statements.

During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532 (the “Rule”), Disclosure Update and Simplification. The rule amends certain financial statement disclosure requirements to conform to U.S. GAAP. The

28      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

2. Significant Accounting Policies (Continued)

amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets. The requirements of the Rule are effective November 5, 2018, and the Funds’ Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within each Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to the Rule.

3. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as

29      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$4,350,777,709	$—	$—	$4,350,777,709

Total Assets	$4,350,777,709	$—	$—	$4,350,777,709

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

30      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

4. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Significant Holdings. At period end, the Fund’s investment in Oppenheimer International Equity Fund and Oppenheimer Developing Markets Fund, accounted for 25.3% and 25.1% of the Fund’s net assets, respectively. Additional information on Oppenheimer Developing Markets Fund and Oppenheimer International Equity Fund, including the audited financials, can be found on the SEC website.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their

31      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended October 31, 2018		Year Ended April 30, 2018
	Shares	Amount	Shares	Amount
Class A
Sold[1]	6,972,611	$126,399,475	19,642,264	$347,869,984
Dividends and/or distributions reinvested	—	—	270,262	4,867,416
Redeemed	(11,790,645)	(212,784,606)	(26,471,274)	(448,702,260)
Net decrease	(4,818,034)	$(86,385,131)	(6,558,748)	$(95,964,860)

Class B
Sold	5	$101	18,259	$310,392
Dividends and/or distributions reinvested	—	—	—	—
Redeemed[1]	(84,325)	(1,525,701)	(651,159)	(11,106,962)
Net decrease	(84,320)	$(1,525,600)	(632,900)	$(10,796,570)

Class C
Sold	2,133,605	$37,659,369	6,766,293	$117,850,014
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(3,167,541)	(55,101,200)	(5,693,114)	(97,444,770)
Net increase (decrease)	(1,033,936)	$(17,441,831)	1,073,179	$20,405,244

Class I
Sold	12,077,176	$220,757,347	16,721,195	$302,607,471
Dividends and/or distributions reinvested	—	—	157,364	2,868,757
Redeemed	(3,221,536)	(58,846,168)	(4,617,147)	(83,732,186)
Net increase	8,855,640	$161,911,179	12,261,412	$221,744,042

32      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

6. Shares of Beneficial Interest (Continued)

	Six Months Ended October 31, 2018		Year Ended April 30, 2018
	Shares	Amount	Shares	Amount
Class R
Sold	1,545,550	$27,508,506	3,742,311	$65,254,721
Dividends and/or distributions reinvested	—	—	19,557	348,124
Redeemed	(1,653,768)	(29,432,111)	(3,561,885)	(62,312,949)
Net increase (decrease)	(108,218)	$(1,923,605)	199,983	$3,289,896

Class Y
Sold	36,355,013	$660,347,676	69,134,530	$1,230,907,324
Dividends and/or distributions reinvested	—	—	534,818	9,717,644
Redeemed	(18,207,672)	(325,823,134)	(16,004,863)	(287,709,463)
Net increase	18,147,341	$334,524,542	53,664,485	$952,915,505

1. Effective June 1, 2018, all Class B shares converted to Class A shares.

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$549,720,637	$165,248,529

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from the Fund’s investments in the Underlying Funds. The weighted indirect management fees collected from the Fund’s investment in the Underlying Funds, as a percent of average daily net assets of the Fund for the reporting period was 0.77%. This amount is gross of any waivers or reimbursements of management fees implemented at the Underlying Fund level.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the indirect investment management fee collected by the Manager, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

33      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.

During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$—
Payments Made to Retired Trustees	—
Accumulated Liability as of October 31, 2018	37,893

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts

34      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

8. Fees and Other Transactions with Affiliates (Continued)

that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class R shares, and had previously adopted a similar plan for Class B shares, pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund paid the Distributor an annual asset-based sales charge of 0.75% on Class B shares prior to their Conversion Date. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets and previously paid this fee for Class B prior to their Conversion Date. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor[1]	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
October 31, 2018	$183,351	$4,609	$66	$19,186	$—

1. Effective June 1, 2018, all Class B shares converted to Class A shares.

Waivers and Reimbursements of Expenses. Effective June 1, 2018, the Fund implemented an expense cap for Class Y shares to limit the Fund’s Class Y expenses to 0.99%.

During the reporting period, the Manager waived fees and/or reimbursed the Fund as follows:

Class Y	$442,161

This fee waiver and/or expense reimbursement may not be amended or withdrawn for one

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

year from the date of the Fund’s prospectus, unless approved by the Board.

9. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of the Sub-Adviser and the Manager announced that it has entered into a definitive agreement, whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser. As of the time of the announcement, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

36      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve the terms of the Agreements and the renewal thereof. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Managers and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the comparative investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative fee and expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Managers’ duties include providing the Fund with the services of the Sub-Adviser’s portfolio manager and investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; and securities trading services. OFI Global is responsible for oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; risk management; and oversight of the Sub-Adviser. OFI Global is also responsible for providing certain administrative services to the Fund. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Fund’s shares. OFI Global also provides the Fund with office space, facilities and equipment.

37      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Managers’ advisory, administrative, accounting, legal, compliance and risk management services, among other services, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of their staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of George Evans, the portfolio manager for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which the Board members have become knowledgeable about through their experiences with the Managers and in connection with the review or renewal of the Fund’s service agreements or service providers. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreements.

Investment Performance of the Managers and the Fund. Throughout the year, the Managers provided information on the investment performance of the Fund, the Adviser and the Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Managers and by the independent consultant, comparing the Fund’s historical performance to relevant benchmarks or market indices and to the performance of other retail funds in the foreign large growth category. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was better than its category median.

Fees and Expenses of the Fund. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The Board noted that the Adviser, not the Fund, pays the Sub-Adviser’s fee under the sub-advisory agreement. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load foreign large growth funds with comparable asset levels and distribution features. After discussions with the Board, the Adviser has contractually agreed to waive fees and/or reimburse certain expenses so that the total annual fund operating expenses as a percentage of average daily net assets will not exceed the annual rate of 0.99% for Class Y shares. This contractual fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the prospectus, unless approved by the Board. The Board noted that the Fund did not charge direct management fee and that the Fund’s total expenses were equal to its peer group median and higher than its category median.

Economies of Scale and Profits Realized by the Managers. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser, sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board also considered that the Managers must be able to pay and

38      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

retain experienced professional personnel at competitive rates to provide quality services to the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund and whether those economies of scale benefit the Fund’s shareholders at the current level of Fund assets in relation to its management fee.

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates and research provided to the Adviser in connection with permissible brokerage arrangements (soft dollar arrangements).

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through September 30, 2019. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

39      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

40      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
Beth Ann Brown, Trustee
Edmund P. Giambastiani, Jr., Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
George R. Evans, Vice President
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2018 OppenheimerFunds, Inc. All rights reserved.

41      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

PRIVACY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain non-public personal information about our shareholders from the following sources:

•	Applications or other forms.
•	When you create a user ID and password for online account access.
•	When you enroll in eDocs Direct,SM our electronic document delivery service. • Your transactions with us, our affiliates or others.
•	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

42      OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

•

All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www.oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

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Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com

Call Us 800 225 5677

Follow Us

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2018 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0195.001.1018 December 21, 2018

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company

and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1) Exhibit	attached hereto.

(2) Exhibits	attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Diversified Fund

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	12/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	12/21/2018

By:	/s/ Brian S. Petersen

Brian S. Petersen
Principal Financial Officer
Date:	12/21/2018